UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment			[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	November 12, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$747,023


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos                               03070Q101    11696   657100 SH       Sole                   639300             17800
Arris Group Inc                                 04269Q100    21432  1675700 SH       Sole                  1626100             49600
Bally Technologies Inc                          05874B107    24411   494250 SH       Sole                   481350             12900
Basic Energy Services                           06985P100    11597  1033600 SH       Sole                  1002600             31000
Black Box Corp                                  091826107     8787   344350 SH       Sole                   334350             10000
Brinker International                           109641100    35095   994200 SH       Sole                   966000             28200
Bristow Group                                   110394103    21191   419200 SH       Sole                   406700             12500
Broadridge Financial                            11133T103    26491  1135500 SH       Sole                  1109600             25900
CACI International                              127190304    17585   339550 SH       Sole                   330050              9500
CareFusion Corp                                 14170T101    10362   365000 SH       Sole                   365000
Covance Inc                                     222816100     9805   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     4250   657939 SH       Sole                   624939             33000
DeVry, Inc                                      251893103    12063   530000 SH       Sole                   530000
EPL Oil & Gas, Inc                              26883D108    16387   807650 SH       Sole                   783850             23800
Engility Holdings                               29285W104    10456   566716 SH       Sole                   550216             16500
FMC Corp                                        302491303    49388   891800 SH       Sole                   867000             24800
First American Financial                        31847R102    23998  1107450 SH       Sole                  1076150             31300
GameStopCorp                                    36467W109    10290   490000 SH       Sole                   490000
HCC Insurance Holdings                          404132102    23157   683300 SH       Sole                   664700             18600
Haemonetics Corp                                405024100    21405   266900 SH       Sole                   259300              7600
Harte-Hanks Inc                                 416196103     9582  1382750 SH       Sole                  1343350             39400
Hecla Mining                                    422704106    26824  4095250 SH       Sole                  3974450            120800
Horace Mann Educatrs                            440327104    13455   742950 SH       Sole                   720750             22200
Huntington Ingalls Ind                          446413106    21090   501550 SH       Sole                   487650             13900
Imation Corp                                    45245A107     4570   817600 SH       Sole                   795500             22100
L-3 Communications                              502424104     9322   130000 SH       Sole                   130000
Landec Corp                                     514766104     1546   135000 SH       Sole                   127900              7100
Legg Mason Inc                                  524901105     7651   310000 SH       Sole                   310000
LifePoint Hospitals                             53219L109    23465   548500 SH       Sole                   533400             15100
Lorillard Inc                                   544147101    11645   100000 SH       Sole                   100000
Lumos Networks                                  550283105     2265   288225 SH       Sole                   280275              7950
Magellan Health Svcs                            559079207    23921   463500 SH       Sole                   450400             13100
Matthews International                          577128101     9407   315450 SH       Sole                   306650              8800
Monster Worldwide Inc                           611742107    17581  2398450 SH       Sole                  2320650             77800
NCR Corp                                        62886E108    30459  1306700 SH       Sole                  1275800             30900
NTELOS Holdings                                 67020Q305     4975   286425 SH       Sole                   278475              7950
Navigators Group                                638904102     9589   194800 SH       Sole                   189600              5200
Oplink Communications                           68375Q403    12293   743250 SH       Sole                   721050             22200
Owens Corning                                   690742101    10205   305000 SH       Sole                   305000
Post Holdings                                   737446104    12914   429600 SH       Sole                   413100             16500
Questar Corp                                    748356102    23011  1131850 SH       Sole                  1099650             32200
Schweitzer-Mauduit Intl                         808541106    13440   407400 SH       Sole                   395800             11600
SkyWest Inc                                     830879102     4111   398000 SH       Sole                   387100             10900
Symmetricom Inc                                 871543104     4968   712750 SH       Sole                   677650             35100
Tech Data                                       878237106    17191   379900 SH       Sole                   369000             10900
Vascular Solutions                              92231M109     4394   296900 SH       Sole                   282800             14100
Websense Inc                                    947684106    10838   692550 SH       Sole                   673050             19500
World Acceptance                                981419104    29118   431700 SH       Sole                   420000             11700
eHealth Inc                                     28238P109     7343   391200 SH       Sole                   379900             11300